SHARE BASED COMPENSATION (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Binomial Pricing model	Dec. 31, 2011 Binomial Pricing model	Dec. 31, 2012 Binomial Pricing model Minimum item	Dec. 31, 2011 Binomial Pricing model Minimum item	Dec. 31, 2012 Binomial Pricing model Maximum item	Dec. 31, 2011 Binomial Pricing model Maximum item	Dec. 31, 2012 Black-Scholes model	Dec. 31, 2011 Black-Scholes model	Dec. 31, 2010 Black-Scholes model	Dec. 31, 2010 Black-Scholes model Minimum	Dec. 31, 2010 Black-Scholes model Maximum	Dec. 31, 2012 Employees CNY	Dec. 31, 2011 Employees CNY	Dec. 31, 2010 Employees CNY	Dec. 31, 2012 Non-employees CNY	Dec. 31, 2011 Non-employees CNY	Dec. 31, 2010 Non-employees CNY	Dec. 31, 2012 Options USD ($)	Dec. 31, 2012 Options CNY	Dec. 31, 2011 Options USD ($)	Dec. 31, 2011 Options CNY	Dec. 31, 2010 Options USD ($)	Dec. 31, 2010 Options CNY	Dec. 31, 2009 Options USD ($)	Dec. 31, 2009 Options CNY	Dec. 31, 2012 Options Employees	Dec. 31, 2011 Options Employees	Dec. 31, 2012 Options Non-employees	Dec. 31, 2011 Options Non-employees
SHARE BASED COMPENSATION
Available for future grants (in shares)																					19,693,783	19,693,783	20,605,963	20,605,963
Shares
Outstanding at the beginning of the period (in shares)																					16,762,302	16,762,302	18,321,585	18,321,585	11,921,485	11,921,485			14,109,687	14,987,302	2,043,625	1,775,000
Granted (in shares)	2,205,250																				205,250	205,250	992,700	992,700	6,701,100	6,701,100
Exercised (in shares)																					(1,494,420)	(1,494,420)	(1,914,088)	(1,914,088)
Forfeited or expired (in shares)																					1,319,820	1,319,820	637,895	637,895	301,000	301,000
Outstanding at the end of the period (in shares)																					16,153,312	16,153,312	16,762,302	16,762,302	18,321,585	18,321,585	11,921,485	11,921,485	14,109,687	14,987,302	2,043,625	1,775,000
Exercisable at the end of the period (in shares)																					12,963,768	12,963,768	11,733,255	11,733,255	9,521,087	9,521,087
Expected to vested at end of year (in shares)																					2,291,313	2,291,313
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)																					$ 17.25		$ 15.90		$ 8.01
Granted (in dollars per share)																					$ 20.76		$ 32.91		$ 31.61
Exercised (in dollars per share)																					$ 5.12		$ 1.47
Forfeited or expired (in dollars per share)																					$ 24.75		$ 27.73		$ 21.43
Outstanding at the end of the period (in dollars per share)																					$ 18.30		$ 17.25		$ 15.90		$ 8.01
Exercisable at the end of the period (in dollars per share)																					$ 16.25		$ 12.66		$ 4.97
Expected to vested at end of year (in dollars per share)																					$ 28.37
Weighted Average Remaining Contractual Term
Outstanding at the end of the period																					5 years 10 months 24 days	5 years 10 months 24 days	6 years 6 months	6 years 6 months	7 years 1 month 6 days	7 years 1 month 6 days	6 years 10 months 24 days	6 years 10 months 24 days
Exercisable at the end of the period																					5 years 4 months 24 days	5 years 4 months 24 days	5 years 9 months 18 days	5 years 9 months 18 days	5 years 6 months	5 years 6 months
Expected to vested at end of year																					7 years 6 months	7 years 6 months
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)																						85,750		553,155		253,681
Granted (in dollars)																								(12,449)		(5,341)
Exercised (in dollars)																						5,856		36,433
Outstanding at the end of the period (in dollars)																						29,114		85,750		553,155		253,681
Exercisable at the end of the period (in dollars)																						29,112		113,896		391,562
Unvested options
Unvested balance at the beginning of the year (in shares)	5,801,488
Granted	2,205,250																				205,250	205,250	992,700	992,700	6,701,100	6,701,100
Vested	(3,632,765)
Forfeited	(889,054)
Unvested balance at the end of the year (in shares)	3,484,919	5,801,488
Weighted Average Grant-date fair value
Unvested balance at the beginning of the year (in shares)	11.30
Granted	12.42	7.13	15.07
Vested	11.32
Forfeited	10.65
Unvested balance at the end of the year (in shares)	11.91	11.30
Assumptions used
Risk-free rate of return, minimum (as a percent)				3.20%	1.20%							2.04%
Risk-free rate of return, maximum (as a percent)				3.26%	4.40%							4.24%
Exercise multiple (applicable to awards granted to employees only)						2	2	3	3
Post-vesting forfeiture rate (applicable to awards granted to employees only) (as a percent)					3.00%	0.00%		1.00%		3.00%	3.00%	3.00%
Expected term						1 year 6 months	1 year 6 months	10 years	10 years				4 years 2 months 12 days	10 years
Volatility rate, minimum (as a percent)					41.00%							45.80%
Volatility rate, maximum (as a percent)					50.00%							52.10%
Volatility rate (as a percent)				47.00%
Weighted average volatility rate (as a percent)				47.00%	46.54%							47.42%
Dividend yield (as a percent)												0.00%
Additional disclosures
Share-based compensation expenses (in dollars)	34,971	33,348	34,214
Total fair values of option and warrants vested															40,075	48,414	14,535	1,059	2,015	3,778
Weighted average grant date fair values per share (in RMB per share)	12.42	7.13	15.07
Total unrecognized compensation expense related to non-vested share-based compensation arrangements	43,389
Weighted-average period for recognition of unrecognized compensation expense	1 year 10 months 2 days
Proceeds of option exercise from employee and non-employee	7,751